Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of the U.S. Securities and Exchange Commission (“SEC”) Regulation S-X. The condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2022. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to SEC rules and regulations dealing with interim financial statements.

Management believes the accompanying condensed consolidated financial statements reflect all adjustments of a normal recurring nature necessary for a fair presentation of periods presented. The consolidated operating results for the three months ended March 31, 2023 are not necessarily indicative of the results that may be expected for the year ending December 31, 2023, or for any other future annual or interim period.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and include the accounts of the Company. All intercompany accounts and transactions have been eliminated.

The Company periodically evaluates entities for consolidation either through ownership of a majority voting interest, or through means other than voting interest, in accordance with the Variable Interest Entity (“VIE”) accounting model. This evaluation includes a qualitative review of the design of the entity, its organizational structure, including decision making ability and financial agreements, as well as a quantitative review. The Company consolidates a VIE when it has a variable interest that provides it with a controlling financial interest in the VIE, referred to as the primary beneficiary of the VIE. See Note 23 “Variable Interest Entities.”

As the sole managing manager of P3 LLC, P3 has the right to direct the most significant activities of P3 LLC and the obligation to absorb losses and receive benefits. The rights of the non-managing members of P3 LLC are limited and protective in nature and do not give substantive participation rights over the sole managing member. Accordingly, P3 identifies itself as the primary beneficiary of P3 LLC and began consolidating P3 LLC as of the Closing Date resulting in a noncontrolling interest related to the Common Units held by members other than P3. Additionally, as more fully described in Note 23 “Variable Interest Entities,” P3 LLC is the primary beneficiary of the following physician practices (collectively, the “Network”):

●	Kahan, Wakefield, Abdou, PLLC
●	Bacchus, Wakefield, Kahan, PC
●	P3 Health Partners Professional Services, P.C.
●	P3 Medical Group, P.C.
●	P3 Health Partners California, P.C. (f/k/a Omni IPA Medical Group, Inc.)

As a result of the Business Combinations, P3 LLC has been determined to be the predecessor for accounting purposes and, accordingly, the consolidated financial statements and notes to consolidated financial statements of P3 LLC are presented herein as “Predecessor” for the period prior to the Closing Date (the “Predecessor Period”) and the consolidated financial statements and notes to consolidated financial statements of the Company are presented herein as “Successor” for the period after the Closing Date (the “Successor Period”), which include the consolidated operations of P3 LLC. The accompanying consolidated financial statements include a black line division that indicates that the Predecessor and Successor reporting entities shown are presented on a different basis and are, therefore, not comparable.

Principles of Consolidation

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and all significant intercompany transactions and balances have been eliminated.

The Company periodically evaluates entities for consolidation either through ownership of a majority voting interest, or through means other than voting interest, in accordance with the Variable Interest Entity (“VIE”) accounting model. This evaluation includes a qualitative review of the design of the entity, its organizational structure, including decision making ability and financial agreements, as well as a quantitative review. The Company consolidates a VIE when it has a variable interest that provides it with a controlling financial interest in the VIE, referred to as the primary beneficiary of the VIE. See Note 13 “Variable Interest Entities.”

As the sole managing manager of P3 LLC, P3 has the right to direct the most significant activities of P3 LLC and the obligation to absorb losses and receive benefits. The rights of the non-managing members of P3 LLC are limited and protective in nature and do not give substantive participation rights over the sole managing member. Accordingly, P3 identifies itself as the primary beneficiary of P3 LLC and began consolidating P3 LLC as of the Closing Date resulting in a non-controlling interest related to the Common Units held by members other than P3. Additionally, as more fully described in Note 13 “Variable Interest Entities,” P3 LLC is the primary beneficiary of the following physician practices (collectively, the “Network”):

●	Kahan, Wakefield, Abdou, PLLC
●	Bacchus, Wakefield, Kahan, PC
●	P3 Health Partners Professional Services P.C.
●	P3 Medical Group, P.C.
●	P3 Health Partners California, P.C. (f/k/a Omni IPA Medical Group, Inc.)

Comprehensive Loss

Comprehensive Loss

Comprehensive loss includes net loss to common stockholders as well as other changes in equity that result from transactions and economic events other than those with stockholders. There was no difference between comprehensive loss and net loss to common stockholders for the periods presented.

Comprehensive Loss

Comprehensive loss includes net loss to common stockholders as well as other changes in equity that result from transactions and economic events other than those with stockholders. There was no difference between comprehensive loss and net loss to common stockholders for the periods presented.

Use of Estimates

Use of Estimates

The preparation of these condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. On an ongoing basis, the Company evaluates its estimates, including, but not limited to, those related to allowance for credit losses, revenue recognition, the liability for unpaid claims, equity-based compensation, premium deficiency reserves (“PDR”), fair value and impairment recognition of long-lived and indefinite-lived assets (including intangibles), fair value of liability classified instruments, and judgments related to deferred income taxes. The Company bases its estimates on the best information available at the time, its experiences, and various other assumptions believed to be reasonable under the circumstances. Actual results could differ from those estimates.

Management’s Use of Estimates

Preparation of these consolidated financial statements and accompanying footnotes, in conformity with GAAP, requires management to make estimates and assumptions that could affect amounts reported here. Management bases its estimates on the best information available at the time, its experiences and various other assumptions believed to be reasonable under the circumstances, including estimates of the impact of COVID-19. See Note 21 “Commitments and Contingencies” for further discussion on the impact of COVID-19.

The areas where significant estimates are used in these accompanying consolidated financial statements include revenue recognition, the liability for unpaid claims, equity-based compensation, premium deficiency reserves, fair value and impairment recognition of long-lived assets (including intangible assets and goodwill), fair value of acquired assets and liabilities in business combinations, fair value of liability classified instruments, and judgments related to deferred income taxes. Actual results could differ from those estimates.

Significant Accounting Policies

Significant Accounting Policies

A description of the Company’s significant accounting policies is included in the audited consolidated financial statements within Annual Report on Form 10-K for the year ended December 31, 2022. No other changes to significant accounting policies have occurred since December 31, 2022, with the exception of those detailed below.

Revenue Recognition

Revenue Recognition

The Company categorizes revenue based on various factors such as the nature of contracts as follows:

	Three Months		Three Months
	Ended		Ended
Revenue Type	March 31, 2023	% of Total	March 31, 2022	% of Total

	(dollars in thousands)
Capitated revenue	$298,704	98.9%	$269,685	98.6%
Other patient service revenue:
Clinic fees and insurance	1,480	0.5%	1,882	0.7%
Care coordination / management fees	1,850	0.6%	1,921	0.7%
Incentive fees	43	0.0%	56	0.0%
Total other patient service revenue	3,373	1.1%	3,859	1.4%
Total revenue	$302,077	100.0%	$273,544	100.0%

During the three months ended March 31, 2023 and 2022, four health plan customers each accounted for 10% or more of total revenue and collectively comprised 61% and 68%, respectively, of the Company’s total revenue. Three health plan customers accounted for 10% or more of total health plan receivable as of March 31, 2023 and December 31, 2022.

Revenue Recognition

The Company categorizes revenue based on various factors such as the nature of contracts as follows:

	Successor				Predecessor
	Year Ended		December 3, 2021		January 1, 2021
	December 31,		through December 31,		through December 2,
Revenue Type	2022	% of Total	2021	% of Total	2021	% of Total
Capitated revenue	$1,034,800	99%	$57,224	97%	$567,735	98%
Other patient service revenue:
Clinical fees & insurance revenue	6,158	0%	751	2%	4,318	1%
Shared risk revenue	351	0%	181	0%	602	0%
Care coordination / management fees	7,924	1%	600	1%	5,880	1%
Incentive fees	238	0%	6	0%	67	0%
Total other patient service revenue	14,671	1%	1,538	3%	10,867	2%
Total revenue	$1,049,471	100%	$58,762	100%	$578,602	100%

During the year ended December 31, 2022, the Successor Period of 2021, and the Predecessor Period of 2021, four health plan customers each accounted for 10% or more of total revenue and collectively comprised 66%, 70%, and 78%, respectively, of the Company’s total revenue.

Capitated Revenue

The Company contracts with health plans using an at-risk model. Under the at-risk model, the Company is responsible for the cost of all covered services provided to members assigned by the health plans to the Company in exchange for a fixed premium payment, which generally is a percentage of the payment (“POP”) based on health plans’ premiums received from CMS. Through this capitation arrangement, the Company stands ready to provide assigned Medicare Advantage beneficiaries all their medical care via the Company’s directly employed and affiliated physician/specialist network.

The capitated revenue the Company receives is determined via a competitive bidding process with CMS and is based on the costs of care in local markets and the average utilization of services by patients enrolled. Medicare pays capitation using a “risk adjustment model,” which compensates providers based on the health status (acuity) of each individual patient. Medicare Advantage plans with higher acuity patients receive higher premiums. Conversely, Medicare Advantage plans with lower acuity patients receive lesser premiums. Under the risk adjustment model, capitation is paid on an interim basis based on enrollee data submitted for the preceding year and is adjusted in subsequent periods after final data is compiled. The Company generally estimates transaction prices using the most likely methodology. Amounts are only included in the transaction price to the extent any significant uncertainty of reversal on cumulative revenue will not occur and is resolved. In certain contracts, PMPM fees also include adjustments for items such as performance incentives or penalties based on the achievement of certain clinical quality metrics as contracted with payors.

Capitated revenue is recognized based on an estimated PMPM transaction price to transfer the service for a distinct increment of the series (e.g., month), net of projected acuity adjustments and performance incentives or penalties as the Company cannot reasonably estimate the ultimate PMPM payment of those contracts. The Company recognizes revenue in the month in which eligible members are entitled to receive healthcare benefits during the contract term. The capitation amount is subject to possible retroactive premium risk adjustments based on the member’s individual acuity. Premium risk adjustments recorded in 2022 which relate to 2021 were $3.3 million. There were no premium risk adjustments recorded in 2021 related to prior years. As the period between the time of service and time of payment is typically one year or less, the Company elected the practical expedient not to adjust for the effects of a significant financing component.

The Company’s contracts with health plans may include core functions and services for managing assigned patients’ medical care, the combination of which is offered as a single solution. Capitation contracts have a single performance obligation that is a stand ready obligation to perform healthcare services to the population of enrolled members and constitutes a series for the provision of managed healthcare services for the term of the contract, which is deemed to be one month since the mix of patients-customers can change month over month. The Company does not offer nor price each individual function as a standalone service to health plans; however, the addition or exclusion of certain services may be negotiated and reflected in each health plan’s specific total POP.

At December 31, 2022 and 2021, the Company had POP contracts in effect with 24 health plans (across five states) and 17 health plans (across four states), respectively.

Each month, in accordance with contractual obligations (for non-delegated health plans; e.g., those for which the Company has not been delegated for claims processing), each plan funds a medical claims payment reserve equal to a defined percentage of premium attributable to members assigned to the Company. In turn, the Company administers and funds medical claims for contractually covered services, for assigned health plan members, from that health plan’s reserve. On a quarterly or monthly basis, health plans conduct a settlement of the reserve to determine any surplus or deficit amount. The reconciliation and distribution of the reserve occur within 120 days following the end of each quarter. An annual settlement reconciliation and distribution from all funds occurs within 21 months following each year-end.

Three health plan customers accounted for 10% or more of total health plan receivables as of December 31, 2022. Two health plan customers accounted for 10% or more of total health plan receivables as of December 31, 2021.

At December 31, 2022 and 2021, Management has deemed the Company’s settlement receivables to be fully collectible from those health plans where the Company is not delegated for claims processing. Accordingly, a constraint on the variable consideration associated with settlement receivables was not recorded.

Other Patient Service Revenue – Clinical Fees and Insurance Revenue

Clinical fees and insurance revenue relates to net patient fees received from various payors and direct patients under contracts in which the Company’s sole performance obligation is to provide healthcare services through the operation of medical clinics. The Company recognizes clinic fees and insurance revenue in the period in which services are provided. Under FFS payment arrangements, revenue is recognized on the date of service using a portfolio approach. The Company’s performance obligations are typically satisfied in the same day services are provided. All the Company’s contracts with its customers under these arrangements include a single performance obligation.

The Company’s contractual relationships with patients, in most cases, also involve third-party payors (Medicare, Medicaid, managed care health plans and commercial insurance companies, including plans offered through state-sponsored health insurance exchanges). Transaction prices for services provided are dependent upon specific rules in place with third party payors – specifically, Medicare/Medicaid and pre-negotiated rates with managed care health plans and commercial insurance companies. Contractual arrangements with third parties typically include payments at amounts which are less than standard charges. These charges generally have predetermined rates for diagnostic service codes or discounted FFS rates. The Company perpetually reviews its contractual estimation processes to consider and incorporate updates to laws, regulations, and frequent changes in the managed care system. Contractual terms are negotiated and updated accordingly upon renewal.

Clinical fees and insurance revenue is based upon the estimated amounts the Company expects to receive from patients and third-party payors. Estimates of explicit price concessions under managed care and commercial insurance plans are tied to payment terms specified in related contractual agreements. Retroactively calculated explicit price concessions tied to reimbursement agreements with third-party payers are recognized on an estimated basis in the period related services are rendered and adjusted in future periods as final payments are received. Revenue related to uninsured patients, uninsured co-payments, and deductibles (for patients with healthcare coverage) may also be discounted. The Company records implicit price concessions (based on historical collection experience) related to uninsured accounts to recognize self-pay revenue at their most likely amounts to be collected.

The Company deems FFS revenue to be variable consideration and its estimates of associated transaction prices will not result in a significant revenue reversal in the future.

The Company has elected the practical expedient not to adjust the transaction price for any financing components as those were deemed to be insignificant and to expense all incremental customer contract acquisition costs as incurred as such costs are not material and would be amortized over a period less than one year.

Other Patient Service Revenue – Shared Risk Revenue

P3 LLC (via one of its wholly owned subsidiaries) receives 30% of the shared risk savings from parties with whom it contracts under four separate arrangements. These arrangements are driven solely by medical cost containment year-over-year (“YoY”) expense reductions. This key performance indicator (“KPI”) is measured by the aggregate change in per member, per year (“PMPY”) medical costs. If the sequential YoY PMPY aggregate change yields a reduction, the Company receives 30% of the associated total cost savings for that year. Conversely, if the sequential YoY PMPY aggregate change yields an increase in medical costs, no monies are due to the Company that year. This KPI is compiled and reviewed on a calendar year basis. The Company recognizes shared risk revenue only upon the receipt of cash.

Other Patient Service Revenue – Care Coordination Fees and Management Fees

The Company’s delegated health plans may also pay a Care Coordination Fee (“CCF”) or management fee to the Company. CCFs and management fees are intended to fund the costs of delegated services provided to certain health plans. CCFs are specifically identified and separated in each monthly capitation payment the Company receives from these parties. None of the Company’s other health plans bifurcate CCFs nor are any of them contractually required to do so. Based on similarities of the terms of the care coordination and administrative services, the Company uses a portfolio approach to record revenue from CCFs and management fees.

Patient Fees Receivable

Substantially all client fees and insurance receivables are due under FFS contracts with third party payors, such as commercial insurance companies, government-sponsored healthcare programs, or directly from patients. The Company has agreements with third-party payors that provide for payments at amounts different from the established rates. Payment arrangements include prospectively determined rates per discharge, reimbursed costs, discounted charges, and per diem payments. Patient fees receivable, where a third-party payor is responsible for the amount due, are recorded at the invoiced amount, net of any expected contractual adjustments and implicit price concessions, and do not bear interest. Contractual adjustments arising under reimbursement arrangements with third-party payors are accrued on an estimated basis in the period the related services are rendered and are adjusted in future periods as final settlements are determined. The Company continuously monitors activities from payors (including patients) and records an implicit price concession based on specific contracts and actual historical collection patterns to reflect the estimated amounts the Company expects to collect. Patient fees receivable of $0.8 million and $0.7 million are included in clinic fees and insurance receivables in the Company’s consolidated balance sheets as of December 31, 2022 and 2021, respectively, and are recorded net of contractual allowances of $5.8 million and $2.0 million as of December 31, 2022 and 2021, respectively.